Dividend income (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of details of income from dividends
The detail of Income from dividends as follows:

EUR million
	2022	2021	2020
Dividend income classified as:
Financial assets held for trading	366	369	272
Non-trading financial assets mandatorily at fair value through profit or loss	35	32	31
Financial assets at fair value through other comprehensive income	87	112	88
	488	513	391